SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

40.SEGMENT INFORMATION

Information reported to the Chief Executive Officer, who is identified as the chief operating decision maker of the Company, in order to allocate resources and to assess performance, focuses on the operating results of the Group as a whole as the Group’s resources are integrated. Accordingly, no operating segment information is presented.

No individual customer contributes to over 10% of total revenue of the Group during the years ended December 31, 2022, 2023 and 2024.

The Group operates mainly in Southeast Asia, North America and others.

The Group’s revenue from external customers by geographic area, based on location of operation, is detailed as below:

	2022	2023	2024
	USD’000	USD’000	USD’000
Singapore	143,183	158,887	162,582
United States of America	89,834	103,524	109,890
Malaysia	60,323	81,163	98,532
Vietnam	75,375	77,951	87,827
Others	189,510	264,837	319,477
Total	558,225	686,362	778,308

The Group’s non-current assets presented below by geographic area excluded other receivables, rental and other deposits, prepayment and deferred tax assets:

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Singapore	60,589	41,741
United States of America	63,924	84,740
Australia	46,668	41,896
Others	165,586	169,316
Total	336,767	337,693